DEPOSITS	9 Months Ended
Sep. 30, 2024
Disclosure of deposits [abstract]
DEPOSITS

NOTE 14. DEPOSITS
The composition of Deposits at period/fiscal year closing is detailed below:

Item	09.30.24	12.31.23
In Argentine pesos	7,434,440,578	7,885,200,814
Checking Accounts	1,094,790,709	1,335,072,669
Savings Accounts	3,123,314,548	3,591,992,995
Time Deposits	2,865,131,156	1,966,302,648
Time Deposits - Units of Purchasing Value	93,390,402	82,417,017
Others	67,796,004	614,937,968
Interest and Adjustments	190,017,759	294,477,517
In Foreign Currency	6,268,774,727	3,620,595,729
Savings Accounts	5,805,625,041	3,210,761,437
Time Deposits	451,593,449	372,960,344
Others	10,276,597	36,054,052
Interest and Adjustments	1,279,640	819,896
Total	13,703,215,305	11,505,796,543
The concentration of Deposits is detailed in Schedule H.
The breakdown of Deposits for remaining terms is detailed in Schedule I.
Related party information is disclosed in Note 35.